Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Summary of the warrant activity
	Outstanding				Outstanding
	as of				as of
	December 31,				March 31,
Warrant class	2018	Issued	Exercised	Expired	2019

Class K Warrants	7,200,000	-	-	-	7,200,000
Class L Warrants	57,258,339	-	(4,100,001)	-	53,158,338
Class N Warrants	30,451,815	-	(1,046,591)	-	29,405,224
Class O Warrants	7,929,091	-	(120,000)	-	7,809,091
Series A Warrants	1,155,682	-	-	-	1,155,682
	103,994,927	-	(5,266,592)	-	98,728,335

	Outstanding			Outstanding				Outstanding
	as of			as of				as of
	December 31,			December 31,				December 31,
Warrant class	2016	Issued	Exercised	2017	Issued	Exercised	Expired	2018

Class F Warrants	300,000	-	-	300,000	-	-	(300,000)	-
Class G Warrants	1,503,409	-	-	1,503,409	-	-	(1,503,409)	-
Class H Warrants	1,988,095	-	-	1,988,095	-	-	(1,988,095)	-
Class I Warrants	1,043,646	-	-	1,043,646	-	-	(1,043,646)	-
Class K Warrants	5,200,000	2,000,000	-	7,200,000	-	-	-	7,200,000
Class L Warrants	65,945,005	-	(2,046,832)	63,898,173	-	(6,639,834)	-	57,258,339
Class N Warrants	-	13,943,180	-	13,943,180	17,644,999	(1,136,364)	-	30,451,815
Class O Warrants	-	6,540,000	-	6,540,000	1,509,091	(120,000)	-	7,929,091
Series A Warrants	2,106,594	-	(545,246)	1,561,348	-	(405,666)	-	1,155,682
	78,086,749	22,483,180	(2,592,078)	97,977,851	19,154,090	(8,301,864)	(4,835,150)	103,994,927

Summary of the warrant exercise price per share
	Exercise	Expiration
	price per share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	May 2019
Class N Warrants	$0.11	June 2019
Class O Warrants	$0.11	June 2019
Series A Warrants	$0.03	May 2019

	Exercise	Expiration
	price/share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	May 2019
Class N Warrants	$0.11	June 2019
Class O Warrants	$0.11	June 2019
Series A Warrants	$0.03	May 2019

Summary of changes in warrant liability
	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2018	$1,542,000	$227,669	$1,769,669
Issued	-	-	-
Exercised	-	-	-
Change in fair value	-	(32,359)	(32,359)
Reclassification due to adoption of ASU 2017-11 (see Note 3)	(1,542,000)	-	(1,542,000)
Warrant liability as of March 31, 2019	$-	$195,310	$195,310

	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2016	$884,000	$358,120	$1,242,120
Issued	200,000	-	200,000
Redeemed	-	(66,966)	(66,966)
Change in fair value	532,000	36,729	568,729
Warrant liability as of December 31, 2017	1,616,000	327,883	1,943,883
Issued	-	-	-
Redeemed	-	(118,838)	(118,838)
Change in fair value	(74,000)	18,624	(55,376)
Warrant liability as of December 31, 2018	$1,542,000	$227,669	$1,769,669